OPERATING EXPENSES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating expenses [Abstract]
Maintenance and repairs		$ 530,284	$ 448,017	$ 356,655
Others Fees		427,517	411,521	256,852
Insurance		303,501	286,384	244,274
Leasing		244,956	246,445	218,394
Transport		158,561	154,220	138,084
Disputes, fines and sanctions	[1]	139,146	52,441	58,821
Frauds and claims	[2]	134,087	72,860	81,836
Data processing		130,125	101,347	46,536
Advertising		127,142	120,046	113,821
Public services		107,727	114,840	94,295
Cleaning and security services		92,359	93,336	65,867
communications		67,201	61,943	55,003
Contributions and affiliations		60,320	59,406	50,709
Properties improvements and installation		59,121	55,307	58,141
Useful and stationery		58,145	61,699	42,232
Travel expenses		38,037	37,112	34,998
Production and supply cards		32,975	29,532	15,509
Trust		25,901	13,176	10,637
Legal and financial consultants		25,855	29,435	18,785
Real estate management		21,817	19,262	18,428
Board of directors and audit fee		20,450	20,926	19,223
Donations		17,048	18,338	13,031
Storage services		16,162	14,157	14,918
Activities Joint Operations		9,650	8,805	3,988
Public relations		5,912	5,101	3,270
Legal expenses		4,112	7,232	22,923
Temporary services		3,907	5,897	4,078
Others		117,845	102,549	176,290
Total other administrative and general expenses		2,979,863	2,651,334	2,237,598
Wealth tax, contributions and other tax burden	[3]	$ 727,661	$ 741,184	$ 675,387

[1]	The increase in disputes, fines and sanctions during the year 2017 is caused by the recognition of an income tax provision related with a potential exposure for the fiscal year 2014, out of which there were unrecognized tax benefits amounting to COP 201,554 in income tax liabilities related to tax positions. The 2014 income tax return has been subject to review from the tax authority since April 23, 2015.
[2]	The increase in frauds and claims during the year 2017 is mainly explained for a higher operational risk in virtual transactions and transactions with credit and debit cards.
[3]	See note 11 Income taxes.